Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

(215) 564-8000

August 16, 2012

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Wilmington Funds (1940 Act File No.: 811-05514) Form N-14 –

Reorganizations of Wilmington Pennsylvania Municipal Bond Fund and Wilmington

Virginia Municipal Bond Fund With and Into

Wilmington Municipal Bond Fund

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of Wilmington Funds (the “Registrant”). The Registration Statement is being filed to register Class A and Class I shares of beneficial interest, without par value, of the Wilmington Municipal Bond Fund (“Acquiring Fund”), a series of the Registrant, that will be issued to the shareholders of the Wilmington Pennsylvania Municipal Bond Fund and Wilmington Virginia Municipal Bond Fund (“Target Funds”), each, a series of the Registrant, in connection with the separate transfer of substantially all of the assets of each of the Target Funds to the Acquiring Fund in exchange for Class A and Class I shares of beneficial interest of the Acquiring Fund, pursuant to a Plan of Reorganization that will be voted on by shareholders of each of the Target Funds separately at a meeting of shareholders.

Pursuant to Rule 488 under the Securities Act, the Registrant hereby proposes that the Registration Statement become effective on September 15, 2012. Upon effectiveness, the Registrant intends to make a 485(b) amendment to the Registration Statement in order to incorporate by reference to definitive versions of the Registrant’s prospectuses and statement of additional information and to make other non-material changes.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8071 or Alison M. Fuller at (202) 419-8412.

Very truly yours,

/s/ Taylor Brody

Taylor Brody

cc: Alison M. Fuller